Total
Value Portfolio
Value Portfolio
Investment Goal
This Fund seeks long-term growth of capital.
Fees and Expenses of the Fund

This table describes the fees and expenses that you may pay if you buy, hold and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the table and Examples below. The table and Examples below also do not reflect expenses and charges that are imposed under your variable annuity contract or variable life insurance policy. For information on these expenses and charges, please refer to the applicable contract or policy prospectus. If these fees and expenses were included, the fees and expenses shown would be higher.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses - Value Portfolio		Class I	Class P
Management Fee		0.71%	0.71%
Service Fee		0.20%	none
Other Expenses		0.04%	0.04%
Total Annual Fund Operating Expenses		0.95%	0.75%
Less Fee Waiver	[1]	(0.08%)	(0.08%)
Total Annual Fund Operating Expenses after Fee Waiver		0.87%	0.67%
[1]	The investment adviser has agreed to waive 0.075% of its management fee through April 30, 2024. Thereafter, the fee waiver agreement renews annually unless terminated by the investment adviser upon at least 30 days written notice prior to the end of the contract term.

Examples

The Examples are intended to help you compare the cost of investing in the Fund with the cost of investing in other Funds of the Trust or other mutual funds. The Examples assume that you invest $10,000 for the time periods indicated, that your investment has a 5% return each year and that the Fund’s annual operating expenses remain as stated in the previous table for the time periods shown except for the fee waiver, which is only reflected for the contractual period. Although your actual costs may be higher or lower, the Examples show what your costs would be based on these assumptions.

These Examples do not reflect fees and expenses of any variable annuity contract or variable life insurance policy. If these were included, the expenses (in dollars) shown would be higher. Keep in mind that this is only an estimate; actual expenses and performance may vary.

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Expense Example - Value Portfolio - USD ($)	1 year	3 years	5 years	10 years
Class I	89	295	518	1,159
Class P	68	232	409	923

Your expenses (in dollars) if you buy, sell/redeem or hold all of your shares at the end of each period
Portfolio Turnover

The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its holdings). During the fiscal year ended December 31, 2022, the portfolio turnover rate was 33% of the average value of the Fund. A higher portfolio turnover rate reflects a greater number of securities being bought or sold, which may indicate higher transaction costs. These costs, which are not reflected in Annual Fund Operating Expenses or in the Examples, affect the Fund’s performance.

Principal Investment Strategies

Under normal circumstances, this Fund invests at least 80% of its assets in common stock. The sub-adviser focuses primarily on large-capitalization companies, emphasizing a value style of investing. The sub-adviser considers a company to be a large-capitalization company if it is within the range of the Fund’s current benchmark index, the Russell 1000 Value Index, which measures the performance of the large-capitalization value segment of the U.S. equity universe. As of December 31, 2022, the market capitalization range of the Russell 1000 Value Index was approximately $656.7 million to $1.1 trillion.

In selecting investments for the Fund, the sub-adviser looks for companies whose stock price it believes may not adequately reflect the company’s value. The sub-adviser attempts to purchase the stocks of these undervalued companies and hold each stock until the price has increased to, or is higher than, a level the sub-adviser believes more accurately reflects the fair value of the company. The sub-adviser uses a variety of analytical research tools and techniques to help it make decisions about buying or holding securities of companies that meet its investment criteria and selling the securities of companies that do not. In addition to fundamental financial metrics, the sub-adviser may also consider environmental, social, and/or governance (“ESG”) data. However, the sub-adviser may not consider ESG data with respect to every investment decision and, even when such data is considered, the sub-adviser may conclude that other attributes of an investment outweigh ESG considerations when making decisions for the Fund.

The sub-adviser normally invests the Fund’s assets across different groups of industries/sectors, but may invest a significant percentage of the Fund’s assets in issuers in a single sector. As of December 31, 2022, a significant portion of the Fund is represented by securities of companies in the Consumer Non-Cyclical sector. The components of the Fund are likely to change over time.

The sub-adviser may sell stocks it believes no longer meets its valuation criteria.

Principal Risks
Performance

The bar chart and Average Annual Total Returns table below provide some indication of the risk of investing in the Fund by showing changes in the performance of the Fund from year to year and showing how the Fund’s returns compare to a broad-based market index. The bar chart shows the performance of the Fund’s Class I shares. Returns do not reflect fees and expenses of any variable annuity contract or variable life insurance policy; if these fees and expenses were included, the returns shown would be lower. Past performance is not necessarily an indication of how the Fund will perform in the future. Performance reflects fee waivers or expense limitations, if any, that were in effect during the periods presented.

American Century Investment Management, Inc. began managing the Fund on November 2, 2020, and some investment policies changed at that time. Other firms managed the Fund before that date.

Calendar Year Total Returns (%)

Best and worst quarterly performance reflected within the bar chart: Q2 2020: 17.06%; Q1 2020: (31.95%)
Average Annual Total Returns(For the periods endedDecember 31, 2022)
Average Annual Returns - Value Portfolio	Label	Average Annual Returns, 1 Year	Average Annual Returns, 5 Years	Average Annual Returns, 10 Years	Average Annual Returns, Inception Date
Class I	Class I (incepted October 2, 2000)	(0.53%)	4.24%	9.00%	Oct. 02, 2000
Class P	Class P (incepted May 2, 2011)	(0.34%)	4.45%	9.22%	May 02, 2011
Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	Russell 1000 Value Index (reflects no deductions for fees, expenses, or taxes)	(7.54%)	6.67%	10.29%